SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 16 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other receivables

	December 31,
	2020	2021
	in USD thousands
Government institutions	139	140
Other	2	2
	141	142

b.	Accounts payable and accruals

	December 31,
	2020	2021
	in USD thousands
1) Trade:
Accounts payable:
Overseas	4,795	4,504
In Israel	1,123	1,063
	5,918	5,567
2) Other:
Accrued expenses	884	521
Accrual for vacation and recreation pay	287	397
Payroll and related expenses	266	307
Other	3	2
	1,440	1,227

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Research and development expenses

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Research and development services	16,029	11,696	12,088
Payroll and related expenses	3,784	3,501	4,074
Share based compensation	1,233	623	971
Lab, occupancy and telephone	782	771	882
Professional fees	464	643	595
Depreciation and amortization	862	864	660
Other	284	75	196
	23,438	18,173	19,466

d.	Sales and marketing expenses

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Marketing	296	585	729
Payroll and related expenses	503	234	249
Overseas travel	58	21	25
	857	840	1,003

e.	General and administrative expenses

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Payroll and related expenses	1,416	1,369	1,408
Share based compensation	465	729	583
Professional fees	1,193	1,044	1,103
Insurance	298	603	1,064
Depreciation	78	70	42
Other	366	99	108
	3,816	3,914	4,308

f.	Non-operating income (expenses), net

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Issuance costs	(417)	(784)	-
Changes in fair value of warrants	4,634	(5,142)	(1,936)
Other	(52)	225	106
	4,165	(5,701)	(1,830)

g.	Financial income

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Interest income and exchange differences	777	236	559
	777	236	559

h.	Financial expenses

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Interest expense and exchange differences	2,253	1,607	984
Bank commissions	24	22	22
	2,277	1,629	1,006